Accumulated Other Comprehensive Income and Other Components of Equity	12 Months Ended
Dec. 31, 2017
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Accumulated Other Comprehensive Income and Other Components of Equity
23.	Accumulated Other Comprehensive Income and Other Components of Equity

As of December 31, 2016 and 2017, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

(in millions of Korean won)	2016		2017
Changes in investments in associates and joint ventures	￦	(10,883)	￦	(735)
Loss on derivatives valuation		(34,309)		(3,463)
Gain of valuation on available-for-sale		54,106		52,673
Foreign currency translation adjustment		(10,346)		(17,490)

Total	￦	(1,432)	￦	30,985

Changes in accumulated other comprehensive income for the years ended December 31, 2016 and 2017, are as follows:

	2016
(in millions of Korean won)	Beginning		Increase /decrease		Reclassified to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(10,312)	￦	(571)	￦	—	￦	(10,883)
Gain or loss on derivatives valuation		(23,234)		64,796		(75,871)		(34,309)
Gain or loss of valuation on available-for-sale		52,415		5,204		(3,513)		54,106
Foreign currency translation adjustment		(4,999)		(5,347)		—		(10,346)

Total	￦	13,870	￦	64,082	￦	(79,384)	￦	(1,432)

	2017
(in millions of Korean won)	Beginning		Increase /decrease		Reclassified to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(10,883)	￦	10,148	￦	—	￦	(735)
Gain or loss on derivatives valuation		(34,309)		(111,083)		141,929		(3,463)
Gain or loss of valuation on available-for-sale		54,106		54,017		(55,450)		52,673
Foreign currency translation adjustment		(10,346)		(7,144)		—		(17,490)

Total	￦	(1,432)	￦	(54,062)	￦	86,479	￦	30,985

As of December 31, 2016 and 2017, the other components of equity are as follows:

(in millions of Korean won)	2016		2017
Treasury stock[1]	￦	(859,789)	￦	(853,108)
Loss on disposal of treasury stock[2]		607		873
Share-based payments		5,762		6,483
Others[3]		(364,514)		(359,550)

Total	￦	(1,217,934)	￦	(1,205,302)

1	During the year ended December 31, 2017, the Group granted 125,412 treasury shares as share-based payment.
2	The amount directly reflected in equity is ￦653 million (2016: ￦738 million) as of December 31, 2017.
3	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from change in proportion of subsidiaries are included.

As of December 31, 2016 and 2017, the details of treasury stock are as follows:

	2016		2017
Number of shares		16,140,165		16,014,753
Amounts (In millions of Korean won)	￦	859,789	￦	853,108

Treasury stock is expected to be used for the stock compensation for the Group’s directors and employees and other purposes.